Assets Held For Sale (Details) - CAD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Property, Plant and Equipment, Net	$ 32,851	$ 34,225
Right-of-Use Assets, Net	1,916	2,010
Goodwill	3,473	3,473
Lease liabilities	(2,866)	(2,957)
Provision for decommissioning, restoration and rehabilitation costs	(2,788)	(3,906)
Retail
Disclosure of analysis of single amount of discontinued operations [line items]
Property, Plant and Equipment, Net	184	205
Right-of-Use Assets, Net	39	49
Goodwill	0	0
Non-current assets held for sale
Disclosure of analysis of single amount of discontinued operations [line items]
Property, Plant and Equipment, Net		1,162
Right-of-Use Assets, Net		54
Goodwill		88
Non-current assets held for sale | Retail
Disclosure of analysis of single amount of discontinued operations [line items]
Property, Plant and Equipment, Net	470	498
Right-of-Use Assets, Net	55	54
Goodwill	0	0
Non-current assets held for sale | Tucker
Disclosure of analysis of single amount of discontinued operations [line items]
Property, Plant and Equipment, Net		505
Right-of-Use Assets, Net		0
Goodwill		88
Non-current assets held for sale | Wembley
Disclosure of analysis of single amount of discontinued operations [line items]
Property, Plant and Equipment, Net		159
Right-of-Use Assets, Net		0
Goodwill		0
Assets and liabilities classified as held for sale
Disclosure of analysis of single amount of discontinued operations [line items]
Lease liabilities		(58)
Provision for decommissioning, restoration and rehabilitation costs		(128)
Assets and liabilities classified as held for sale | Retail
Disclosure of analysis of single amount of discontinued operations [line items]
Lease liabilities	(54)	(58)
Provision for decommissioning, restoration and rehabilitation costs	$ (65)	(86)
Assets and liabilities classified as held for sale | Tucker
Disclosure of analysis of single amount of discontinued operations [line items]
Lease liabilities		0
Provision for decommissioning, restoration and rehabilitation costs		(33)
Assets and liabilities classified as held for sale | Wembley
Disclosure of analysis of single amount of discontinued operations [line items]
Lease liabilities		0
Provision for decommissioning, restoration and rehabilitation costs		$ (9)